INCOME TAXES (Tables)	3 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes
The provision for income taxes for the years ended December 31, 2021 and December 31, 2020 consisted of the following:

	December 31, 2021	December 31, 2020
Current provision:
Federal	$—	$—
State	—	—
Total current provision	—	—
Deferred provision (benefit) for tax:
Federal - due to acquisition of intangibles	(5,748,105)	—
State	—	—
Total deferred provision (benefit) for tax	(5,748,105)	—
Total provision for tax	$(5,748,105)	$—

Schedule of Provision (Benefit) for Income Taxes and Effective Income Tax Rate Reconciliation
Reconciliation of the statutory federal income tax rates consist of the following :

	December 31, 2021	December 31, 2020
Federal statutory rate	(21.0)%	(21.0)%
Goodwill impairment	4.3%	—%
Change in valuation allowance	(1.6)%	21.3%
Other	(0.7)%	(0.3)%
Total	(19.0)%	—%

Schedule of Deferred Tax Assets	The Company’s total deferred income taxes at December 31, 2021 and 2020 consisted of the following:

	December 31, 2021	December 31, 2020
Asset retirement obligation	$1,143,591	$1,259,361
Mineral rights and properties, plant, and equipment	1,172,407	1,233,374
Mining exploration, development, claims, and permit costs	335,572	174,122
Lease liability	2,739,135	—
Net operating loss carryforward	41,897,036	40,316,072
Capital loss carryforward	—	655,780
Mark-to-market adjustments	3,697,424	—
Other	453,712	88,841
Total deferred tax asset	51,438,877	43,727,550
Valuation allowance	(43,102,265)	(43,579,484)
Net deferred tax assets	8,336,612	148,066
Deferred tax liabilities:
Right of use asset – leases	(2,739,135)	—
Mark-to market adjustments	—	(148,066)
Intangible assets	(5,597,477)	—
Total deferred tax liabilities	(8,336,612)	—
Net deferred tax assets and liabilities	$—	$148,066